ORGANIZATION	12 Months Ended
Dec. 31, 2013
ORGANIZATION
ORGANIZATION

1.                                  ORGANIZATION

Qunar Cayman Islands Limited (the “Company” or “Qunar”) is a limited company incorporated on July 31, 2006 and domiciled in the Cayman Islands. The Company is principally engaged in the operation of an online travel commerce platform with the provision of pay-for-performance services, display advertising services and other services in the People’s Republic of China (“PRC”).

Details of the Company’s principal subsidiaries and its Affiliated PRC Entities as of December 31, 2013 are as follows:

Company	Date of incorporation	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Subsidiaries of the Company:
Queen’s Road Investment Management Limited (“Queen’s Road”)	August 6, 2010	Hong Kong	100%	Pay-for-performance services; Display advertising services
Beijing Qunar Software Technology Company Limited (“WFOE”)	October 10, 2006	PRC	100%	Pay-for-performance services
Joyful Dragon Group Limited (“Joyful Dragon”)	July 21, 2006	British Virgin Islands	100%	Dormant
Shanghai Qianlima Network Technology Co. Ltd., a wholly owned subsidiary of the WFOE	November 16, 2012	PRC	100%	Display advertising services
Affiliated PRC Entities
Qunar.com Beijing Information Technology Company Limited (“VIE”)	March 17, 2006	PRC	Nil	Display advertising services
Beijing JiaXin HaoYuan Information Technology Company Ltd. (“Jiaxinhaoyuan”), a wholly owned subsidiary of the VIE	August 26, 2010	PRC	Nil	Other services
Beijing JinDuYuanYou Information Technology Company Ltd. (“Jinduyuanyou”), a wholly owned subsidiary of the VIE	December 12, 2011	PRC	Nil	Pay-for-performance services
Qingdao Yi Lu Tong Xing International Travel Co., Ltd. (“Qingdao”), a wholly owned subsidiary of the VIE	April 12, 2012	PRC	Nil	Other services
Shenzhen Zhongchengtai Insurance Brokerage Co. Ltd. (“Zhongchengtai”), a wholly owned subsidiary of the VIE	September 9, 2013	PRC	Nil	Dormant

The VIE and its wholly-owned subsidiaries are collectively known as the “Affiliated PRC Entities.”

On March 21, 2011, the Company transferred its entire equity interest in the WFOE to Queen’s Road.

On July 20, 2011, Baidu Holdings Limited (“Baidu”) subscribed to 181,402,116 of the Company’s ordinary shares, representing 62.01% of the equity interest of the Company (60% of the equity interest of the Company on a fully diluted basis) for a total consideration of US$ 306,000 (RMB1,976,515) (the “Baidu Transaction”). 85% of the total consideration or US$260,100 (RMB1,680,039) was remitted upon closing of the Baidu Transaction. The rest of the consideration amounting to US$45,900 was remitted to an escrow account which was released in full at the end of the escrow period in January 2013 as all the conditions related to the escrow were fulfilled.

On November 1, 2013, the Company completed its initial public offering (“IPO”) and a private placement concurrently with the IPO on the NASDAQ Global Market raising total gross proceeds of US$194.2 million, representing 12,612,800 American Depositary Shares (“ADSs”) at the price of US$15.00 per ADS and 1,000,000 Class B ordinary shares at the price of US$5.00 per share. Each ADS represents three Class B ordinary shares. Upon the closing of the IPO, the total number of ordinary shares outstanding was 342,183,204, comprised of 302,850,254 Class A ordinary shares and 39,332,950 Class B ordinary shares; and Baidu remains the Company’s controlling shareholder, holding 54.1% of the equity interest.

Baidu, Inc., the parent company of Baidu, is the Company’s ultimate holding company.

In order to comply with the PRC law and regulations which prohibit foreign control of companies involved in Internet content, the Company operates its website and conducts a portion of its display advertising businesses in the PRC through the Affiliated PRC Entities. The paid-in capital of the VIE was funded by the WFOE through loans extended to the VIE’s shareholders (the “Nominee Shareholders”). The effective control of the VIE is held by the Company, through a series of contractual agreements (the “Contractual Agreements”) entered into in October 2006, as amended. As a result of the Contractual Agreements, the Company maintains the ability to control the VIE, is entitled to substantially all of the economic benefits from the VIE, and is obligated to absorb all of the VIE’s expected losses.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIE through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company. In addition, through the Contractual Agreements, the Company demonstrates its ability and intention to continue to absorb substantially all of the expected losses and profits of the VIE.

With respect to the VIE, the Board of Directors of the Company approves the annual budget, financial statements and material contracts of the VIE after the review by senior management of the Company. Senior management of the Company is also generally responsible for the review and approval of sales contracts, credit approval policies, pricing policies, the display of advertisements as well as the appointments and terminations of personnel. In addition, the WFOE is mainly responsible for acquiring significant bandwidth and traffic, marketing and product developments for the VIE. Therefore, the Company directs the activities of the VIE that most significantly impact their economic performance.

As a result of the above, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810,  Consolidation.

The following is a summary of the Contractual Agreements:

(1) Power of Attorney Agreement: Pursuant to the power of attorney agreement signed between the Nominee Shareholders and the WFOE, the Nominee Shareholders gave the WFOE an irrevocable proxy to exercise all of their voting rights as shareholders of the VIE and sign and/or stamp on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of the VIE. The WFOE is also entitled to transfer or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The Nominee Shareholders have also irrevocably and permanently waived their rights to terminate this proxy. The proxy will only end when the equity interests of the VIE have been transferred to the Company, the WFOE or their designee or upon the dissolution of the VIE, whichever is earlier.

(2) Loan Agreement: Pursuant to the loan agreement between the Nominee Shareholders and the WFOE, the WFOE granted interest free loans amounting to RMB 1,000 for the Nominee Shareholders’ contributions to the VIE. The manner and timing of the repayment is at the sole discretion of the WFOE and at the Nominee Shareholders’ option may be in the form of transferring the VIE’s equity interest to the WFOE or its designees.

(3) Equity Option Agreement: Pursuant to the equity option agreement entered into between the Nominee Shareholders, the Company and the WFOE, the Nominee Shareholders granted to the Company/ WFOE or their designees an exclusive and irrevocable option to purchase all their equity interests in the VIE. The exercise consideration should be based on the loan amount as described above or the minimum consideration permitted by the PRC laws, whichever is higher. The Company/ WFOE or their designees may exercise such option at any time until it has acquired all equity interests of the VIE. This agreement terminates when all the equity interests have been transferred or when the obligations by the Nominee Shareholders have been fully performed, whichever is later.

(4) Exclusive Technical Consulting and Services Agreement: Pursuant to the exclusive technical consulting and services agreement entered into by the WFOE and the VIE, the VIE engaged the WFOE as their exclusive provider of technical, marketing and management consulting services for an initial term of 30 years, which will be automatically extended for another 10 years upon expiration. The VIE is required to pay to the WFOE service fees determined mutually by the parties. The WFOE will exclusively own any intellectual property arising from the performance of this agreement. The agreement can be terminated mutually by the parties.

(5) Equity Interest Pledge Agreement: Pursuant to the equity interest pledge agreement entered into between the Nominee Shareholders and the WFOE, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE as collateral to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or dispose of their equity interests in the VIE until all the obligations under the agreements above have been performed and the equity interests in the VIE have been transferred to the WFOE, the Company and/or their designees. The Nominee Shareholders also cannot create any pledge or encumbrance on the equity interests in the VIE without the WFOE’s prior written consent. The WFOE is entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the WFOE as the pledgee will be entitled to dispose of the pledged equity interests at any time through transfer or assignment. The WFOE also has the right to collect dividends from the equity interests. The equity interest pledge agreement will terminate after all the obligations under these agreements have been satisfied in full and the pledged equity interests have been transferred to the WFOE, the Company and/or their designees. The equity interest pledge agreement may only be early terminated by the WFOE unilaterally. The equity pledge has also been registered with the local administration for industry and commerce and remains effective until all payments due under the exclusive technical consulting and services agreement have been fulfilled by the VIE.

In May 2012, the Contractual Agreements were supplemented by the following terms:

•           Dividends and distributions are not permitted without the prior consent of the WFOE. To the extent there is a dividend or distribution, the Nominee Shareholders will remit the amounts in full to the WFOE immediately;

•           The Nominee Shareholders agreed that the total consideration received from the transfer of any part of the equity interests or sale of assets of the VIE will first be applied to the outstanding balance under the loan and exclusive technical consulting and services agreements. After full repayment of the outstanding balance, any remaining consideration will be remitted in full to the WFOE as a nonreciprocal transfer;

•           With respect to the loan agreement, the term of the loan shall continue indefinitely until all the obligations have been fulfilled. The WFOE may at its discretion determine the time and manner for the repayment and the Nominee Shareholders’ option as to the form of repayment is superseded;

•           With respect to the equity option agreement, the method of payment of the equity option shall be determined at the discretion of the WFOE. In the event of liquidation or dissolution of the VIE, all assets shall be sold to the WFOE at the lowest selling price permitted by the applicable PRC law, and any proceeds from the transfer and any residual interests in the VIE shall be remitted to the WFOE immediately. The Company also agrees to fund the WFOE if and when the VIE requires financial support from the WFOE, to the extent allowed by law, to the VIE for its operations and forego the right to seek repayment;

•           The appointment of any individuals to exercise the powers and rights assigned pursuant to the power of attorney agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company; and

•           With respect to the exclusive technical consulting and services agreement, the service fees are determined based on a predetermined formula based on the financial performance of the VIE and can be adjusted by the WFOE unilaterally. The terms of the exclusive technical consulting and services agreement will continue to be in effect until it is terminated by the WFOE.

In October 2012, the power of attorney agreement, loan agreement, equity option agreement, and exclusive technical consulting and services agreement were also updated to reflect an additional capital contribution amounting to RMB10,000 to the VIE by the WFOE. The supplemental terms of the Contractual Agreements entered into in May 2012 remain effective.

As a result, the power of attorney has since been effectively reassigned to the Company which has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. The Company is also obligated to absorb the expected losses of the VIE through the financial support as described above. The Company and the WFOE, as a group of related parties, have held all of the variable interests of the VIE. The Company has been determined to be most closely associated with the VIE within the group of related parties and has replaced the WFOE as the primary beneficiary of the VIE since May 2012. As the VIE was subject to indirect control by the Company through the WFOE immediately before and direct control immediately after the Contractual Agreements were supplemented, the change of the primary beneficiary of the VIE was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

The carrying amounts and classifications of the assets and liabilities of Affiliated PRC Entities are as follows:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Current assets	209,484	481,709	79,573
Non-current assets	1,441	1,481	245

Total assets	210,925	483,190	79,818

Current liabilities	203,778	468,769	77,435
Non-current liabilities	1,491	3,125	516

Total liabilities	205,269	471,894	77,951

The financial performance and cash flows of Affiliated PRC Entities are as follows:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Revenues	59,589	80,344	82,474	13,624

Cost of revenues	19,950	32,743	45,298	7,483

Net income (loss)	5,678	(3,254)	4,966	820

Net cash provided by operating activities	1,439	33,038	41,181	6,803

Net cash used in investing activities	(713)	(1,553)	(961)	(159)

Net cash provided by (used in) financing activities	—	60,000	(50,000)	(8,259)

As of December 31, 2012 and 2013, the current liabilities of the Affiliated PRC Entities included amounts due to WFOE and the Company of RMB68,055 and RMB84,208 (US$13,910), respectively, which were eliminated upon consolidation by the Company.

There was no pledge or collateralization of the Affiliated PRC Entities’ assets and the Company has not provided any financial support that it was not previously contractually required to provide to the Affiliated PRC Entities.